Consolidated Statements of Operations and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 4,785,711	$ 3,485,147	$ 1,768,374
Cost of sales	(2,905,424)	(2,281,751)	(1,311,581)
Gross profit	1,880,287	1,203,396	456,793
Expenses
Advertising and promotion		1,035	2,961
Amortization	3,137	2,347	631
Consulting	276,000	236,117	197,860
General and administrative	409,398	339,369	250,144
Management fees	216,000	216,000	168,000
Shareholder communications	49,932	112,234	173,035
Professional fees	255,655	285,935	150,585
Share-based compensation	541,164	703,612	331,522
Expense, by nature	(1,751,286)	(1,896,649)	(1,274,738)
Income (Loss) before other income (expense)	129,001	(693,253)	(817,945)
Other income (expense)
Foreign exchange gain (loss)	(5,006)	(6,652)	298
Interest income	1,235	3,284	8,086
Loss on impairment of equipment	(772,174)
Loss on disposal of equipment	(32,033)
Write-off of accounts receivable		(4,594)	(8,667)
Gain on settlement and write-off of liabilities	10,000
Loss for the year	(668,977)	(701,215)	(818,228)
Other comprehensive loss:
Foreign currency translation	(47)
Comprehensive loss for the year	$ (669,024)	$ (701,215)	$ (818,228)
Basic loss per share	$ (0.01)	$ (0.01)	$ (0.01)
Diluted loss per share	$ (0.01)	$ (0.01)	$ (0.01)
Weighted Average Number of Common Shares Outstanding:
Basic	100,313,189	99,559,459	97,859,216
Diluted	100,313,189	99,559,459	97,859,216